Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (223)	$ 2,342	$ (4,907)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(251)	213	(207)
Total comprehensive income (loss)	(474)	2,555	(5,114)
Less: comprehensive income (loss) attributable to non-controlling interest	(465)	146	(39)
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (9)	$ 2,409	$ (5,075)